Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Acquisition of assets, including transaction costs	$ 79,771	$ 79,771